Post-Employment and Other Long-Term Employees Benefits - Changes in Benefit Obligation and Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change in plan assets:
Plan assets at fair value at beginning of year	$ 552
Foreign currency translation adjustments	0	$ 0
Plan assets at fair value at end of year	527	552
Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	936	825
Service cost	27	27	$ 27
Interest cost	24	23	25
Employee contributions	3	4
Plan amendments	1
Benefits paid	(20)	(16)
Effect of curtailment	(1)
Effect of settlement	(4)	(10)
Actuarial (gain) loss	(29)	25
Foreign currency translation adjustment	(26)	58
Benefit obligation at end of year	911	936	825
Change in plan assets:
Plan assets at fair value at beginning of year	552	477
Actual return on plan assets	(28)	40
Employer contributions	26	27
Employee contributions	3	4
Benefits paid	(10)	(7)
Effect of settlement	(4)	(10)
Foreign currency translation adjustments	(12)	21
Plan assets at fair value at end of year	527	552	477
Funded status	(384)	(384)
Net amount recognized in the balance sheet consisted of the following:
Non-current assets	4	1
Current liabilities	(12)	(9)
Long-term liabilities	(376)	(376)
Net amount recognized	(384)	(384)
Other Long-Term Benefit [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	65	52
Service cost	4	3	3
Interest cost	1	2	2
Benefits paid	(3)	(2)
Actuarial (gain) loss	1	3
Foreign currency translation adjustment	(4)	7
Benefit obligation at end of year	64	65	$ 52
Change in plan assets:
Funded status	(64)	(65)
Net amount recognized in the balance sheet consisted of the following:
Current liabilities	(5)	(4)
Long-term liabilities	(59)	(61)
Net amount recognized	$ (64)	$ (65)